Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment	Dec. 31, 2023
Buildings [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Buildings [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Transportation vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	4 years
Transportation vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	4 years
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	10 years
Electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	2 years
Electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment [Line Items]
Estimated useful life	5 years